UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington,  D.C.  20549
FORM 13F
FORM 13F COVER PAGE

Report for the Quarter Ended:            June 30, 1999

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):        [   ] is a restatement.
                                         [   ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:                                    Arbor Capital Management, LLC
Address:                                 One Financial Plaza
                                         120 S. Sixth St., Ste. 1000
                                         Minneapolis, MN  55402

Form 13F File No:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:                                    Rick D. Leggott
Title:                                   CEO
Phone:                                   (612) 317-2950

Signature, Place, and Date of Signing:

/s/ Rick D. Leggott                      Minneapolis, M7/1/99
(Signature)                              (City/State)  (Date)

Report Type (Check only one.):

[X] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F Notice (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  85

Form 13F Information Table Value Total:  $694,750,293

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

FORM 13F INFORMATION TABLE
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Name of Issuer                           Title of ClassCUSIP       (X$1000)       Shares/   SH/  Put/I  O
                                                                   Value          PRM AMT   PRN  CallD  M  Sole    ShareNone
99 CENTS ONLY STORES                     COMMON         65440K106   $                      3SH       sole      3100
ACXIOM CORP COM                          COMMON          00512510   $                      4SH       sole      4300
ADVANCE PARADIGM INC                     COMMON         007491103   $                   311,SH       sole    250900        60700
ADVANTAGE LEARNING SYS INC               COMMON         00757K100   $                   482,SH       sole    389000        93300
ADVENT SOFTWARE                          COMMON         007974108   $                   348,SH       sole    281600        66500
AFFILIATED MANAGERS GROUP                COMMON         008252108   $                   579,SH       sole    469500       109550
AMERICREDIT CORP                         COMMON         03060R101   $                   921,SH       sole    744800       176400
APOLLO GROUP INC                         COMMON         037604105   $                      3SH       sole      3400
APPLIED MICRO CIRCUITS                   COMMON         03822W109   $                   154,SH       sole    124100        30700
BED BATH & BEYOND INC COM                COMMON         075896100   $                      6SH       sole      6900
BEST SOFTWARE INC                        COMMON         086579109   $                   431,SH       sole    344050        87200
BINDVEW DEVELOPMENT CORP                 COMMON         090327107   $                   404,SH       sole    327200        77200
BOTTOMLINE TECHNOLOGIES                  COMMON         101388106   $                    81,SH       sole     66250        15650
BUCA INC.                                COMMON         117769109   $                   298,SH       sole    242100        56800
C.H. ROBINSON WORLDWIDE INC.             COMMON         12541W100   $                   742,SH       sole    595300       147000
CARRIER ACCESS CORP                      COMMON         144460102   $                   245,SH       sole    198300        47550
CISCO SYS INC COM                        COMMON         17275R102   $                       SH       sole       422          110
CITRIX SYS INC COM                       COMMON         177376100   $                   171,SH       sole    136400        35350
CLOSURE MEDICAL CORP                     COMMON         189093107   $                   235,SH       sole    189600        45700
CONCORD COMMUNICATIONS INC               COMMON         206186108   $                   217,SH       sole    175400        42000
CONCORD EFS INC                          COMMON         206197105   $                      5SH       sole      5500
CORPORATE EXECUTIVE BOARD CO             COMMON         21988R102   $                   254,SH       sole    206700        47700
CSG SYSTEMS INTL INC                     COMMON         126349109   $                   641,SH       sole    517600       123900
EDUCATION MANAGEMENT CORP                COMMON         28139T101   $                   365,SH       sole    295400        69700
ETOYS, INC.                              COMMON         297862104   $                       SH       sole       500
EXCHANGE APPLICATIONS INC                COMMON         300867108   $                   502,SH       sole    402700        99900
EXPEDITORS INTL WASH                     COMMON         302130109   $                   368,SH       sole    298100        70100
EXPRESS SCRIPTS INC                      COMMON         302182100   $                   215,SH       sole    174400        41200
EXTREME NETWORKS INC.                    COMMON         30226d106   $                      2SH       sole      2000
FACTSET RESH SYS INC                     COMMON         303075105   $                   420,SH       sole    334300        85800
FASTENAL CO                              COMMON         311900104   $                   101,SH       sole     81400        19700
FISERV INC                               COMMON         337738108   $                      5SH       sole      5250
GEMSTAR INTL GROUP LTD                   COMMON         G3788V106   $                      3SH       sole      3900
GOLDMAN SACHS GROUP INC                  COMMON         38141G104   $                      2SH       sole      2000
HI/FN INC                                COMMON         428358105   $                    56,SH       sole     45800        11000
INET TECHNOLOGIES INC                    COMMON         45662V105   $                   332,SH       sole    266216        65900
INSPIRE INSURANCE SOLUTIONS              COMMON         457732105   $                   277,SH       sole    223500        54200
INTERNATIONAL NETWORKS                   COMMON         460053101   $                   590,SH       sole    476975       113425
INTRANET SOLUTIONS                       COMMON         460939309   $                   605,SH       sole    491400       114500
ISS GROUP INC.                           COMMON         450306105   $                   420,SH       sole    340500        79600
LASON INC.                               COMMON         51808R107   $                   171,SH       sole    138143        33100
MACROVISION CORP                         COMMON         555904101   $                   308,SH       sole    247200        61100
MADE 2 MANAGE SYSTEMS                    COMMON         556466100   $                   285,SH       sole    228000        57700
MAXIM INTEGRATED PRODS                   COMMON         57772K101   $                      3SH       sole      3900
MEDE AMERICA CORP                        COMMON         584067102   $                   300,SH       sole    241600        59100
MEDICAL MANAGER COPORATION               COMMON         58461C103   $                   185,SH       sole    149000        36400
MEMBERWORKS INC                          COMMON         586002107   $                   517,SH       sole    418100        99300
METZLER GROUP                            COMMON         592903108   $                    85,SH       sole     63800        22100
MICREL INC                               COMMON         594793101   $                   174,SH       sole    140800        34000
MINIMED INC COM                          COMMON         60365K108   $                   164,SH       sole    133600        31300
NATIONAL INSTRUMENT CORP                 COMMON         636518102   $                      3SH       sole      3700
NCO GROUP INC.                           COMMON         628858102   $                   365,SH       sole    294000        71100
NEW ERA OF NETWORKS INC                  COMMON         644312100   $                      3SH       sole      3400
NORTHPOINT COMMUNICATIONS                COMMON         666610100   $                      3SH       sole      3100
OCULAR SCIENCES INC                      COMMON         675744106   $                   514,SH       sole    414300       100600
ON ASSIGNMENT INC                        COMMON         682159108   $                   500,SH       sole    405400        95450
ONESOURCE INFO SERV                      COMMON         68272J106   $                   370,SH       sole    299927        70400
P.F. CHANGS CHINA BISTRO INC.            COMMON         69333Y108   $                   284,SH       sole    229700        54500
PAPA JOHNS INTL INC                      COMMON         698813102   $                   265,SH       sole    213400        51700
PATTERSON DENTAL CO                      COMMON         703412106   $                      4SH       sole      4900
PEGASUS SYSTEMS INC                      COMMON         705906105   $                   127,SH       sole    102800        24800
PERCLOSE INC                             COMMON         71361C107   $                   255,SH       sole    205000        50600
PEREGRINE SYSTEMS INC.                   COMMON         71366Q101   $                   560,SH       sole    451100       109500
PERVASIVE SOFTWARE INC                   COMMON         715710109   $                   342,SH       sole    276700        65300
PROBUSINESS SERVICES INC                 COMMON         742674104   $                   240,SH       sole    190350        50275
PROFIT RECOVERY GROUP INTL               COMMON         743168106   $                   415,SH       sole    334200        80900
PROXICOM INC                             COMMON         744282104   $                   240,SH       sole    194900        45900
QRS CORPORATION COM                      COMMON         74726X105   $                   115,SH       sole     93100        22200
RENAL CARE GROUP                         COMMON         759930100   $                   532,SH       sole    429700       102500
RUBIO'S RESTAURANTS INC                  COMMON         78116B102   $                   223,SH       sole    179421        43700
SAPIENT CORPORATION                      COMMON         803062108   $                      3SH       sole      3000
SIPEX CORP.                              COMMON         829909100   $                   269,SH       sole    216700        52400
STARBUCKS CORP                           COMMON         855244109   $                      7SH       sole      7400
STERICYCLE INC                           COMMON         858912108   $                    36,SH       sole     25450        10850
SURMODICS INC                            COMMON         868873100   $                   352,SH       sole    281300        71300
SYNOPSYS INC COM                         COMMON         871607107   $                      3SH       sole      3500
TENFOLD CORPORATION                      COMMON         88033A103   $                   150,SH       sole    121100        29400
TRANSACTION SYS ARCHIT                   COMMON         893416107   $                   422,SH       sole    340750        82150
TRANSWITCH CORP                          COMMON         894065101   $                   230,SH       sole    184900        45350
VERITAS SOFTWARE CO                      COMMON         923436109   $                      1SH       sole      1800
VIANTE                                   COMMON         92553N107   $                   131,SH       sole    106200        25300
VISUAL NETWORKS INC                      COMMON         928444108   $                   408,SH       sole    326600        81900
VITESSE SEMICONDUCTOR                    COMMON          92849710   $                      4SH       sole      4600
WILD OATS MARKETS INC.                   COMMON         96808B107   $                   472,SH       sole    378500        94100
WILLIS LEASE FINANCE                     COMMON         970646105   $                   337,SH       sole    270800        66250
                                                                   694,750.29


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